Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessor Lease Description [Line Items]
2021	$ 394,264
2022	321,877
2023	274,356
2024	210,900
2025 and thereafter	333,587
Total future minimum lease payments receivable	1,534,984
Owned Fleet
Lessor Lease Description [Line Items]
2021	361,495
2022	302,704
2023	258,275
2024	198,781
2025 and thereafter	314,207
Total future minimum lease payments receivable	1,435,462
Managed Fleet
Lessor Lease Description [Line Items]
2021	32,769
2022	19,173
2023	16,081
2024	12,119
2025 and thereafter	19,380
Total future minimum lease payments receivable	$ 99,522